Segments (Details) - Schedule of Segment 's Adjusted EBITDA - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment 's Adjusted EBITDA [Abstract]
Adjusted EBITDA	$ (23,508,702)	$ (6,254,330)
Transaction costs incurred in connection with the Business Combination	(6,845,777)
Transaction costs incurred in connection with potential acquisitions	(550,792)
Share-based compensation (exclusive of what is included in transaction costs above)	(5,998,019)
Depreciation and amortization	(2,442,706)	(842,195)
Other income, net	340,807	118,158
Change in fair value of warrant liabilities	(1,313,500)
Change in fair value of earnout liabilities	1,740,000
Change in fair value of convertible notes	(14,571,109)
Income tax expense	(1,945)	(800)
Interest expense, net	(177,444)	591
Net loss	$ (53,329,187)	$ (6,978,576)